Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings
Balance value at Dec. 31, 2014	$ 490,793	$ 0	$ 15	$ 557,125	$ (66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942
Conversion of preferred stock into puttable common stock			800,000
Redemption of puttable common stock, shares			(150,000)
Conversion of preferred stock into common stock			172,800
Conversion of preferred stock into common stock		(540)
Acquisition of treasury stock, value	(9,904)			(9,904)
Acquisition of treasury stock, shares			(2,704,752)
Stock based compensation, value	2,362			2,362
Dividend paid/ declared	(32,117)			(8,727)	(23,390)
Net (loss)/ income	89,737				89,737
Balance value at Dec. 31, 2015	540,871	$ 0	$ 15	540,856	0
Balance, shares at Dec. 31, 2015		4,000	149,782,990
Redemption of puttable common stock, shares			(400,000)
Conversion of preferred stock into common stock			1,200,000
Conversion of preferred stock into common stock		(3,000)
Stock based compensation, value	864			864
Dividend paid/ declared	(31,682)				(31,682)
Net (loss)/ income	62,878				62,878
Balance value at Dec. 31, 2016	572,931	$ 0	$ 15	541,720	31,196
Balance, shares at Dec. 31, 2016		1,000	150,582,990
Redemption of puttable common stock, shares			(250,000)
Stock based compensation, value	57			57
Stock based compensation, shares			1,774,915
Dividend paid/ declared	(31,614)			(23,706)	(7,908)
Net (loss)/ income	(78,899)				(78,899)
Balance value at Dec. 31, 2017	$ 462,475	$ 0	$ 15	$ 518,071	$ (55,611)
Balance, shares at Dec. 31, 2017		1,000	152,107,905